Deposits - Summary of deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits [Line Items]
Deposits	₩ 447,648,971	₩ 422,781,045
Demand Deposits
Deposits [Line Items]
Deposits	172,840,773	160,031,759
Time Deposits
Deposits [Line Items]
Deposits	238,328,250	236,527,490
Certificates of deposits
Deposits [Line Items]
Deposits	17,001,339	10,409,701
Discount note deposits
Deposits [Line Items]
Deposits	8,921,064	7,624,787
CMA
Deposits [Line Items]
Deposits	4,889,093	4,451,561
Others
Deposits [Line Items]
Deposits	5,668,452	3,735,747
Domestic currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	146,969,815	134,283,019
Domestic currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	202,475,134	202,699,097
Foreign currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	25,870,958	25,748,740
Foreign currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	₩ 35,853,116	₩ 33,828,393